LONG-TERM DEBT AND CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Notes	December 31, 2020	December 31, 2019
5.75% Senior Notes	(a)	$438.6	$—
7% Senior Notes	(b)	—	388.1
Equipment Loans	(c)	28.0	20.4
		$466.6	$408.5
Current portion of long-term debt		$7.9	$4.6
Non-current portion of long-term debt		458.7	403.9
		$466.6	$408.5

Contractual maturities of notes
The following are the contractual maturities related to the Notes, including interest payments:

	Payments due by period
Notes balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2020	$450.0	$658.7	$27.5	$51.8	$51.8	$527.6
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $7.2 million as at December 31, 2020 (December 31, 2019 – $nil). The carrying amount of the long-term debt also excludes the embedded derivative.
The following are the contractual maturities related to the Equipment Loans, including interest payments:

	Payments due by period
Equipment Loans balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2020	$28.2	$31.3	$9.4	$17.9	$4.0	$—
December 31, 2019	$20.7	$23.3	$5.6	$10.5	$7.2	$—
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loans of $0.2 million as at December 31, 2020 (December 31, 2019 – $0.3 million).